SUBSEQUENT EVENTS (Details) - MW	Apr. 01, 2025	Mar. 31, 2025
Subsequent Event | Galaxy Digital Holdings, LP
Subsequent Event [Line Items]
Lease agreement, nonmonetary amount	260	133